UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

The Community Reinvestment Act Qualified Investment Fund
 (Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square. Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2013

Date of reporting period: November 30, 2012

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders for the fiscal half-year ended November 30, 2012, pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

SEMI-ANNUAL REPORT 2012

November 30, 2012

1

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for the six-month period ended November 30, 2012.

Once again, the Fund demonstrated consistent financial performance and continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past year, the Fund surpassed $4 billion invested in targeted, community development securities.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

TABLE OF CONTENTS

Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	5
Schedule of Investments	6
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	28
Notes to Financial Statements	31

3

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2012, the CRA Share class delivered a total return of 1.61%, the Institutional Share Class delivered a total return of 1.84% and the Retail Share Class delivered a total return of 1.66%. For the same period, the Barclays Capital U.S. Aggregate Bond Index had a return of 1.99%.

The yield curve slightly steepened during the six-month period ended November 30, 2012. The 10-year Treasury yield increased from1.56% to 1.62% while the 2-year Treasury Note declined from 0.26% to 0.25%.

There was encouraging news on the job front as the unemployment rate, which now stands at 7.7%, is at its lowest point since December 2008. Economic growth remains tepid, however, with a 2.5% annualized GDP leading the Federal Reserve to implement additional quantitative easing programs.

With the Federal Reserve’s easing measures implemented during the six-month period ended November 30, 2012, investors’ confidence gained traction. As such, riskier assets such as commercial mortgage-backed securities and corporate bonds generated the highest returns among the major sectors of the bond market.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

As of December 31, 2012, CRA Share Class’ 1-year, 5-year, 10-year and since inception (August 30, 1999) returns were 3.80%, 4.86%, 4.23% and 5.19%, respectively. The total annual CRA Share Class stated operating expenses were 0.94%. For the Institutional Share Class, the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 4.27%, 5.33%, 4.48%, and 5.33% respectively. For the Retail Share Class, the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 3.92%, 4.95%, 4.27% and 4.96%, respectively. Performance for the Institutional Share and Retail Share Classes for periods prior to March 31, 2007 is that of the CRA Share Class. Total annual stated operating expenses for the Institutional Share Class and Retail Share Class were 0.49% and 0.84%, respectively. Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The CRA Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Fund Profile November 30, 2012

Top Ten Holdings*
(% of Net Assets)

GNMA Single Family 4.50%, 08/20/41	1.92%
GNMA Multifamily, AB 2.25%, 09/16/52	1.73%
FNMA Single Family 5.00%, 07/01/40	1.50%
FNMA Single Family 4.50%, 08/01/40	1.21%
FNMA Single Family 6.00%, 09/01/38	1.20%
FNMA Multifamily 2.45%, 09/01/22	1.02%
FNMA Multifamily 2.84%, 09/01/17	0.92%
GNMA Single Family 5.00%, 06/20/40	0.90%
GNMA Multifamily 2.04%, 11/15/52	0.87%
Utah Housing Corp., 0.21%, 07/01/39	0.86%
12.13%

Asset Allocation
(% of Net Assets)

Certificates of Deposit	0.10%
Corporate Bonds	0.47%
FGLMC Single Family	3.43%
FHA Project Loans	1.06%
FNMA Multifamily	25.77%
FNMA Single Family	13.79%
GNMA Multifamily	20.50%
GNMA Single Family	11.17%
HUD	1.07%
Miscellaneous Investments	0.23%
Money Market Fund	2.16%
Municipal Bonds	19.29%
Small Business Administration	2.18%
Small Business Administration Participation Certificates	0.01%
USDA Loan	0.04%
Liabilities in Excess of Other Assets	(1.27)%
100.00%

*	Excludes Short-Term Investments

(Unaudited)	5

Expenses November 30, 2012

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2012 and held for the six-month period ended November 30, 2012.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 Through November 30, 2012
Actual	CRA Shares	$1,000.00	$1,016.10	$4.65
	Institutional Shares	1,000.00	1,018.40	2.38
	Retail Shares	1,000.00	1,016.60	4.15
Hypothetical	CRA Shares	$1,000.00	$1,020.46	$4.66
(5% return	Institutional Shares	1,000.00	1,022.71	2.38
before expenses)	Retail Shares	1,000.00	1,020.96	4.15

* Expenses are equal to the annualized expense ratios of 0.92%, 0.47%, and 0.82% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.61%, 1.84% and 1.66% for the period June 1, 2012 to November 30, 2012 for CRA Shares, Institutional Shares and Retail Shares, respectively.

6	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments November 30, 2012

	Principal Amount	Value
CORPORATE BONDS - 0.47%
Salvation Army
5.44%, 09/01/2015	$370,000	$409,387
5.50%, 09/01/2018	1,375,000	1,608,860
5.64%, 09/01/2026	4,400,000	5,025,636
TOTAL CORPORATE BONDS (Cost $6,125,191)		7,043,883

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 79.02%
FGLMC Single Family - 3.43%
Pool Q10074, 3.00%, 08/01/2042	1,241,437	1,304,617
Pool Q10600, 3.00%, 09/01/2042	1,097,133	1,151,276
Pool Q04534, 3.50%, 11/01/2041	1,718,571	1,829,204
Pool Q04872, 3.50%, 11/01/2041	1,025,119	1,091,111
Pool Q05170, 3.50%, 12/01/2041	897,936	955,741
Pool Q05365, 3.50%, 01/01/2042	1,228,376	1,307,453
Pool Q06110, 3.50%, 02/01/2042	1,564,105	1,668,216
Pool Q06269, 3.50%, 02/01/2042	1,680,833	1,792,714
Pool Q06793, 3.50%, 03/01/2042	1,276,249	1,361,200
Pool Q07147, 3.50%, 04/01/2042	2,038,492	2,174,179
Pool Q07121, 3.50%, 04/01/2042	1,915,385	2,042,878
Pool Q07398, 3.50%, 04/01/2042	1,677,518	1,789,178
Pool Q07899, 3.50%, 05/01/2042	931,421	993,419
Pool Q08196, 3.50%, 05/01/2042	1,370,257	1,461,465
Pool Q09142, 3.50%, 06/01/2042	1,452,492	1,549,173
Pool Q08758, 3.50%, 06/01/2042	1,188,461	1,267,568
Pool Q09347, 3.50%, 07/01/2042	1,373,627	1,465,059
Pool A95574, 4.00%, 12/01/2040	923,696	1,005,550
Pool A97097, 4.00%, 02/01/2041	698,605	745,449
Pool A97712, 4.00%, 03/01/2041	800,388	876,818
Pool Q04226, 4.00%, 10/01/2041	701,770	766,744
Pool Q03658, 4.00%, 10/01/2041	947,109	1,011,208
Pool A91756, 4.50%, 03/01/2040	835,866	911,710
Pool A91363, 4.50%, 03/01/2040	1,067,431	1,146,607
Pool A92905, 4.50%, 06/01/2040	625,793	681,304
Pool A93467, 4.50%, 08/01/2040	436,592	475,321
Pool Q01597, 4.50%, 05/01/2041	1,066,026	1,147,429
Pool Q02377, 4.50%, 07/01/2041	580,232	637,740
Pool A68734, 5.00%, 07/01/2037	247,376	272,334
Pool A78734, 5.00%, 06/01/2038	741,965	796,189
Pool A91364, 5.00%, 03/01/2040	1,009,310	1,107,041
Pool A91757, 5.00%, 04/01/2040	848,016	917,939
Pool A92906, 5.00%, 07/01/2040	821,679	904,581
Pool A56707, 5.50%, 01/01/2037	174,319	188,120
Pool A58653, 5.50%, 03/01/2037	967,680	1,063,952
Pool A60749, 5.50%, 05/01/2037	125,777	135,973
Pool A68746, 5.50%, 10/01/2037	503,345	553,421
Pool A69361, 5.50%, 11/01/2037	223,262	241,311
Pool A76192, 5.50%, 04/01/2038	591,661	650,523
Pool A76444, 5.50%, 04/01/2038	554,470	605,560
Pool A78742, 5.50%, 06/01/2038	2,572,343	2,774,398
Pool A83074, 5.50%, 11/01/2038	455,393	503,687
Pool A84142, 5.50%, 01/01/2039	115,548	124,753
Pool G06072, 6.00%, 06/01/2038	2,795,941	3,048,325

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

Principal Amount	Value
Pool G06073, 6.50%, 10/01/2037	$2,521,424	$2,884,471
		51,382,909
FHA Project Loans - 1.06%
023-98141, 6.00%, 03/01/2047 (a)	3,112,763	3,289,512
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,859,642	6,315,516
FHA Ridge, 6.45%, 01/01/2036 (a)	276,179	276,442
Pool Canton, 6.49%, 06/01/2046 (a)	4,744,882	5,114,119
034-35271, 6.95%, 11/01/2025 (a)	340,795	341,992
034-35272, 6.95%, 11/01/2025 (a)	337,765	338,951
Reilly 130, 7.43%, 08/25/2021 (a)	162,549	162,552
		15,839,084
FNMA Multifamily - 25.77%
Pool 469489, 0.90%, 11/01/2018 (b)	1,967,217	1,975,525
Pool TBA, 1.69%, 11/01/2019 (a)	4,914,000	5,008,123
Pool 471480, 1.93%, 06/01/2017	3,473,167	3,583,630
Pool 471510, 2.29%, 06/01/2019	4,966,087	5,256,357
Pool AM1114, 2.34%, 11/01/2022	6,650,000	6,853,307
Pool AM0344, 2.41%, 08/01/2022	6,074,954	6,306,439
Pool 470149, 2.42%, 02/01/2019	5,000,000	5,332,944
Pool 471584, 2.43%, 06/01/2019	6,477,938	6,736,576
Pool AM0671, 2.45%, 09/01/2022	14,713,662	15,268,092
Pool 469632, 2.56%, 12/01/2018	3,842,851	4,121,425
Pool 471831, 2.65%, 10/01/2022	5,772,298	6,082,550
Pool 471826, 2.65%, 10/01/2022	3,720,036	3,919,983
Pool 469239, 2.69%, 10/01/2018	10,190,659	10,998,131
Pool AM0043, 2.71%, 07/01/2022	4,107,825	4,350,453
Pool 469829, 2.72%, 12/01/2018	2,070,184	2,237,206
Pool 466487, 2.77%, 11/01/2017	11,793,557	12,701,637
Pool 468194, 2.80%, 06/01/2016	5,855,136	6,255,221
Pool 466009, 2.84%, 09/01/2017	12,718,780	13,729,710
Pool 471460, 2.88%, 06/01/2022	1,738,892	1,862,443
Pool 471334, 2.89%, 05/01/2022	4,960,274	5,319,081
Pool 471204, 2.90%, 05/01/2022	833,393	894,231
Pool 471372, 2.96%, 05/01/2022	2,976,548	3,206,284
Pool 470164, 3.05%, 01/01/2022	8,192,375	8,885,363
Pool 470211, 3.06%, 12/01/2021	7,359,668	7,985,095
Pool 470863, 3.06%, 04/01/2022	1,486,983	1,612,339
Pool 470607, 3.08%, 03/01/2022	792,128	860,238
Pool 470619, 3.10%, 03/01/2022	1,743,105	1,879,683
Pool 470756, 3.12%, 03/01/2022	3,471,121	3,559,649
Pool 471117, 3.12%, 05/01/2022	2,978,020	3,239,119
Pool 471333, 3.12%, 08/01/2022	7,920,036	8,554,227
Pool 469907, 3.18%, 01/01/2022	7,849,403	8,575,361
Pool 469908, 3.18%, 01/01/2022	3,179,404	3,473,454
Pool 470035, 3.36%, 01/01/2022	3,310,375	3,540,643
Pool 470414, 3.37%, 01/01/2022	989,488	1,036,466
Pool 470257, 3.38%, 01/01/2022	996,460	1,102,071
Pool 469760, 3.42%, 12/01/2021	5,000,000	5,372,705
Pool 469683, 3.54%, 11/01/2021	4,435,081	4,958,037
Pool 469176, 3.62%, 09/01/2021	1,673,777	1,880,145
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,520,194
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,215,456
Pool 469514, 3.67%, 11/01/2021	1,879,359	2,119,337
Pool 466856, 3.74%, 12/01/2020	2,500,000	2,824,620
Pool 466544, 3.79%, 11/01/2020	1,021,895	1,158,645

The accompanying notes are an integral part of the financial statements.

8	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Principal Amount	Value
Pool 469075, 3.82%, 09/01/2021	$738,148	$840,454
Pool 469548, 3.90%, 11/01/2021	1,740,984	1,993,061
Pool 468980, 3.95%, 09/01/2021	787,406	904,385
Pool 468280, 3.97%, 06/01/2021	486,989	558,925
Pool 468263, 3.98%, 06/01/2021	6,747,260	7,756,299
Pool 468648, 4.00%, 07/01/2021	7,757,828	8,687,928
Pool 467985, 4.08%, 05/01/2018	1,866,960	2,122,132
Pool 465585, 4.10%, 07/01/2020	2,232,803	2,570,792
Pool 466934, 4.10%, 01/01/2021	1,180,693	1,353,933
Pool 468317, 4.10%, 06/01/2021	2,732,912	3,160,239
Pool 468530, 4.11%, 07/01/2021	387,556	448,760
Pool 468410, 4.13%, 06/01/2021	368,638	427,673
Pool 470044, 4.15%, 01/01/2027	2,577,797	2,974,911
Pool 466913, 4.18%, 06/01/2020	663,399	767,141
Pool 470020, 4.20%, 01/01/2030	248,117	279,329
Pool 465435, 4.22%, 07/01/2020	1,472,369	1,706,495
Pool 467052, 4.23%, 01/01/2021	977,481	1,137,797
Pool 467899, 4.23%, 04/01/2021	460,901	536,814
Pool 467226, 4.24%, 04/01/2021	1,543,796	1,800,991
Pool 469501, 4.28%, 11/01/2029	1,383,030	1,567,737
Pool 469502, 4.28%, 11/01/2029	1,229,908	1,330,481
Pool 464907, 4.33%, 04/01/2020	4,052,996	4,708,320
Pool 467460, 4.33%, 04/01/2021	4,898,428	5,743,488
Pool 464304, 4.36%, 01/01/2020	5,001,437	5,815,572
Pool 463873, 4.38%, 11/01/2019	442,722	512,933
Pool 464855, 4.38%, 04/01/2020	959,143	1,117,076
Pool 464772, 4.41%, 03/01/2020	2,859,521	3,337,829
Pool 464223, 4.44%, 01/01/2020	787,334	919,052
Pool 464947, 4.44%, 04/01/2020	1,452,575	1,696,870
Pool 467315, 4.46%, 02/01/2021	9,784,159	11,542,952
Pool 468947, 4.52%, 09/01/2026	1,923,107	2,242,420
Pool 467732, 4.57%, 04/01/2021	292,265	334,919
Pool 464725, 4.60%, 03/01/2020	634,618	746,755
Pool 465256, 4.65%, 06/01/2020	2,066,191	2,441,807
Pool 469625, 4.68%, 11/01/2041	2,521,281	2,739,634
Pool 464133, 4.85%, 01/01/2025	3,581,493	4,089,098
Pool 387659, 4.88%, 12/01/2015	860,931	940,652
Pool 387273, 4.89%, 02/01/2015	875,305	934,688
Pool 387560, 4.98%, 09/01/2015	444,012	481,387
Pool 387517, 5.02%, 08/01/2020	667,875	769,833
Pool 386980, 5.04%, 06/01/2014	1,130,963	1,181,010
Pool 463944, 5.06%, 12/01/2024	2,096,667	2,422,065
Pool 873236, 5.09%, 02/01/2016	539,508	591,794
Pool 466907, 5.13%, 03/01/2026	416,485	488,465
Pool 387215, 5.19%, 01/01/2023	474,563	555,943
Pool 465394, 5.20%, 03/01/2026	560,488	675,955
Pool 385993, 5.23%, 04/01/2021	3,864,125	4,457,519
Pool 958128, 5.25%, 01/01/2019	501,406	583,038
Pool 463895, 5.25%, 10/01/2025	3,329,716	3,946,164
Pool 468520, 5.29%, 01/01/2028	1,453,884	1,754,707
Pool 387349, 5.31%, 04/01/2020	1,355,292	1,580,848
Pool 958081, 5.36%, 01/01/2019	3,106,890	3,595,827
Pool 873470, 5.42%, 03/01/2016	1,583,123	1,746,018
Pool 464523, 5.51%, 07/01/2024	1,474,786	1,716,019
Pool 874487, 5.52%, 05/01/2025	535,494	640,141

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

Principal Amount	Value
Pool 463144, 5.54%, 08/01/2024	$1,523,263	$1,757,531
Pool 873550, 5.55%, 04/01/2024	244,096	280,255
Pool 463000, 5.58%, 08/01/2021	1,306,679	1,543,311
Pool 467505, 5.66%, 03/01/2023	856,642	927,177
Pool 874481, 5.75%, 04/01/2022	3,724,981	4,534,610
Pool 463507, 5.76%, 03/01/2027	3,542,205	4,219,820
Pool 464296, 5.86%, 01/01/2028	2,331,217	2,374,019
Pool 873731, 5.88%, 07/01/2023	1,295,920	1,556,841
Pool 465990, 5.94%, 07/01/2027	487,513	595,526
Pool 387005, 5.95%, 06/01/2022	375,178	426,837
Pool 873949, 5.95%, 09/01/2024	1,343,201	1,454,276
Pool 463657, 5.96%, 10/01/2027	1,172,564	1,383,986
Pool 463839, 5.96%, 11/01/2027	693,648	819,115
Pool 873679, 6.10%, 06/01/2024	471,687	567,111
Pool 467914, 6.10%, 04/01/2041	542,011	685,476
Pool 463997, 6.12%, 12/01/2027	990,838	1,176,637
Pool 958614, 6.22%, 04/01/2027	383,798	472,518
Pool 464836, 6.23%, 03/01/2028	1,785,258	2,119,516
Pool 465259, 6.29%, 04/01/2028	1,315,895	1,678,245
Pool 385229, 6.33%, 09/01/2017	1,154,566	1,315,191
Pool 465260, 6.33%, 06/01/2028	1,613,290	1,943,475
Pool 464254, 6.34%, 11/01/2027	2,592,390	3,049,734
Pool 464969, 6.34%, 04/01/2028	2,630,030	3,059,404
Pool 464890, 6.37%, 04/01/2028	1,500,967	1,787,791
Pool 874736, 6.43%, 10/01/2025	470,740	549,213
Pool 464632, 6.50%, 02/01/2028	505,640	551,385
Pool 465588, 6.55%, 07/01/2028	610,988	785,560
Pool 466756, 6.59%, 12/01/2028	1,856,335	2,327,728
Pool 464473, 6.60%, 02/01/2040	1,106,173	1,409,996
Pool 464573, 6.72%, 02/01/2040	2,761,338	3,133,305
Pool 466595, 6.78%, 11/01/2025	3,789,054	4,645,624
Pool 469854, 8.26%, 12/01/2026	1,633,544	2,165,044
		386,625,527
FNMA Single Family - 13.79%
Pool AB5779, 3.00%, 07/01/2042	1,579,107	1,664,407
Pool AP2099, 3.00%, 08/01/2042	1,909,076	2,010,448
Pool AB6333, 3.00%, 09/01/2042	11,202,552	11,797,406
Pool AP9712, 3.00%, 09/01/2042	3,131,337	3,297,611
Pool AP7482, 3.00%, 09/01/2042	2,899,665	3,053,637
Pool AB6817, 3.00%, 10/01/2042	376,906	396,920
Pool AQ0861, 3.00%, 10/01/2042	1,153,503	1,215,813
Pool AQ0524, 3.00%, 11/01/2042	6,825,045	7,187,454
Pool AJ7661, 3.50%, 12/01/2041	1,260,027	1,357,285
Pool AK2387, 3.50%, 02/01/2042	1,521,166	1,629,074
Pool AK6706, 3.50%, 03/01/2042	4,500,231	4,819,466
Pool AO0836, 3.50%, 05/01/2042	2,774,515	2,971,332
Pool AO3210, 3.50%, 06/01/2042	845,029	904,973
Pool AO8024, 3.50%, 07/01/2042	5,721,571	6,127,445
Pool AP2097, 3.50%, 08/01/2042	1,118,751	1,198,112
Pool AA3490, 4.00%, 03/01/2039	98,084	105,181
Pool AA8598, 4.00%, 07/01/2039	103,400	113,920
Pool AC1837, 4.00%, 08/01/2039	477,859	521,146
Pool AC6309, 4.00%, 12/01/2039	512,331	549,407
Pool AE9905, 4.00%, 10/01/2040	618,491	663,442
Pool AE5434, 4.00%, 10/01/2040	1,060,802	1,137,900

The accompanying notes are an integral part of the financial statements.

10	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Principal Amount	Value
Pool AE7705, 4.00%, 11/01/2040	$1,005,118	$1,078,168
Pool AE8205, 4.00%, 11/01/2040	429,313	460,515
Pool AE7634, 4.00%, 11/01/2040	1,109,926	1,190,594
Pool AH0915, 4.00%, 12/01/2040	743,435	797,467
Pool AH0540, 4.00%, 12/01/2040	139,550	149,649
Pool AE8779, 4.00%, 12/01/2040	181,145	194,310
Pool AH2978, 4.00%, 01/01/2041	897,871	963,127
Pool AH2979, 4.00%, 01/01/2041	430,360	474,145
Pool AH5274, 4.00%, 01/01/2041	1,538,928	1,650,775
Pool AH5643, 4.00%, 01/01/2041	1,503,996	1,643,384
Pool AH5672, 4.00%, 02/01/2041	575,383	617,381
Pool AH5671, 4.00%, 02/01/2041	1,741,985	1,869,134
Pool AH5670, 4.00%, 02/01/2041	1,478,396	1,586,306
Pool AH5665, 4.00%, 02/01/2041	1,389,418	1,518,187
Pool AH6770, 4.00%, 03/01/2041	1,020,369	1,094,847
Pool AH7282, 4.00%, 03/01/2041	963,679	1,034,019
Pool AI0124, 4.00%, 04/01/2041	1,356,410	1,455,416
Pool AH8877, 4.00%, 04/01/2041	965,478	1,063,707
Pool AJ3460, 4.00%, 09/01/2041	1,161,115	1,245,866
Pool AI9871, 4.00%, 09/01/2041	2,689,546	2,885,858
Pool AJ4024, 4.00%, 10/01/2041	2,896,650	3,108,079
Pool AJ5285, 4.00%, 11/01/2041	3,942,967	4,230,769
Pool AJ7662, 4.00%, 12/01/2041	1,226,418	1,315,935
Pool AC4095, 4.50%, 09/01/2039	26,545	29,177
Pool 890226, 4.50%, 08/01/2040	16,889,865	18,202,865
Pool AE2970, 4.50%, 08/01/2040	366,855	396,572
Pool AD8493, 4.50%, 08/01/2040	1,654,763	1,818,799
Pool AE3014, 4.50%, 09/01/2040	909,306	982,964
Pool AE7635, 4.50%, 10/01/2040	887,702	959,610
Pool AH5666, 4.50%, 01/01/2041	529,757	576,643
Pool AH5644, 4.50%, 02/01/2041	635,193	698,159
Pool AH6769, 4.50%, 03/01/2041	4,409,943	4,775,437
Pool AH7512, 4.50%, 03/01/2041	956,231	1,040,861
Pool AI2268, 4.50%, 04/01/2041	1,709,284	1,847,744
Pool AH8880, 4.50%, 04/01/2041	1,402,661	1,553,541
Pool AI0125, 4.50%, 04/01/2041	2,302,805	2,493,660
Pool AH8881, 4.50%, 04/01/2041	2,209,570	2,423,908
Pool AI5362, 4.50%, 06/01/2041	3,322,983	3,592,160
Pool AI3491, 4.50%, 06/01/2041	4,499,443	4,872,354
Pool AI8446, 4.50%, 07/01/2041	1,070,835	1,159,585
Pool AI6155, 4.50%, 07/01/2041	3,186,222	3,450,294
Pool AI6148, 4.50%, 07/01/2041	1,670,130	1,808,550
Pool AI8167, 4.50%, 08/01/2041	2,434,721	2,636,509
Pool AI8166, 4.50%, 08/01/2041	2,799,003	3,030,983
Pool AI9872, 4.50%, 09/01/2041	2,221,497	2,405,614
Pool AJ4025, 4.50%, 10/01/2041	1,333,427	1,443,941
Pool 890230, 5.00%, 07/01/2040	20,795,233	22,539,023
Pool AD8500, 5.00%, 08/01/2040	2,211,967	2,408,872
Pool AH6772, 5.00%, 03/01/2041	376,490	413,240
Pool AH8879, 5.00%, 04/01/2041	1,325,774	1,467,821
Pool AI3492, 5.00%, 06/01/2041	996,670	1,084,042
Pool AI6154, 5.00%, 07/01/2041	1,338,605	1,482,026
Pool 890246, 5.50%, 11/01/2038	10,070,165	10,979,746
Pool 890247, 6.00%, 09/01/2038	16,383,045	17,985,161
Pool 886136, 6.50%, 07/01/2036	206,073	233,248

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

Principal Amount	Value
Pool 900106, 6.50%, 08/01/2036	$235,202	$266,080
Pool 900649, 6.50%, 09/01/2036	446,025	507,684
Pool 901391, 6.50%, 09/01/2036	309,299	352,057
Pool 947771, 6.50%, 09/01/2037	497,441	567,673
		206,836,620
GNMA Multifamily - 20.50%
Pool 2012-27 A, 1.61%, 07/16/2039	1,415,931	1,444,339
Pool 2012-139 AB, 1.67%, 02/16/2053	455,000	461,880
Pool 2010-140 A, 1.74%, 02/16/2031	4,483,442	4,544,919
Pool 2012-99 AE, 1.80%, 02/16/2048	10,352,753	10,562,179
Pool 2010-102 AB, 1.85%, 07/16/2032	1,511,160	1,525,238
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	3,650,000	3,727,621
Pool 2012-120 A, 1.90%, 02/16/2053	6,490,605	6,705,846
Pool 763925, 1.97%, 02/15/2036	2,437,100	2,473,255
Pool 2012-83 AB, 1.98%, 05/16/2045	7,928,689	8,166,566
Pool 2009-115 AC, 2.02%, 09/16/2027	2,762,896	2,776,343
Pool 2010-83 A, 2.02%, 10/16/2050	933,722	942,243
Pool 2012-72 AB, 2.03%, 02/16/2046	1,809,456	1,868,386
Pool AA7789, 2.04%, 11/15/2052	12,590,000	13,020,740
Pool 2012-112 AD, 2.09%, 02/16/2053	2,109,382	2,189,707
Pool 2011-10 AB, 2.11%, 02/16/2029	1,013,672	1,029,274
Pool 2012-2 AB, 2.11%, 03/16/2037	8,433,692	8,731,485
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	4,344,635	4,478,893
Pool AA8477, 2.15%, 01/15/2035	1,441,200	1,511,341
Pool AA8478, 2.15%, 05/15/2035	416,400	436,695
Pool AA8479, 2.15%, 11/15/2035	861,000	900,751
Pool 2012-70 AB, 2.18%, 08/16/2052	2,978,473	3,079,032
Pool 2011-58 A, 2.19%, 10/16/2033	281,236	286,784
Pool 2012-58 B, 2.20%, 03/16/2044	2,200,000	2,256,830
Pool 2011-31 A, 2.21%, 12/16/2035	4,547,867	4,645,678
Pool 2012-78 AD, 2.22%, 03/16/2044	2,750,000	2,852,424
Pool TBA, 2.23%, 11/01/2031 (a)	3,115,500	3,247,712
Pool 2012-111 AB, 2.25%, 09/16/2052	24,953,352	26,023,750
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	8,700,000	8,636,533
Pool 2010-97 A, 2.32%, 01/16/2032	1,221,055	1,241,746
Pool 2010-100 A, 2.35%, 06/16/2050	295,259	299,000
Pool 798583, 2.37%, 08/15/2047	8,571,307	9,135,524
Pool 2011-42 AC, 2.41%, 05/16/2030	1,409,010	1,436,724
Pool 2011-109 A, 2.45%, 07/16/2032	4,887,927	5,002,084
Pool 2011-49 A, 2.45%, 07/16/2038	125,635	129,553
Pool 2011-78 AB, 2.45%, 02/16/2039	9,172,013	9,486,751
Pool 778465, 2.45%, 09/15/2047	11,265,483	11,886,469
Pool TBA, 2.47%, 12/01/2047 (a)	10,000,000	10,428,560
Pool 2011-161 B, 2.53%, 07/16/2038	4,950,000	5,222,735
Pool TBA, 2.65%, 12/01/2020 (a)	2,285,000	2,365,450
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	4,456,040	4,752,915
Pool 2011-64 AD, 2.70%, 11/16/2038	1,204,909	1,252,400
Pool 2012-112 B, 2.70%, 01/01/2053	5,535,000	5,588,789
Pool AA1574, 2.73%, 07/15/2032	2,637,993	2,834,448
Pool 2010-156 AC, 2.76%, 03/16/2039	3,425,000	3,605,333
Pool 779493, 2.79%, 04/15/2052	3,081,224	3,275,049
Pool 2012-35 A, 2.83%, 10/16/2043	222,470	234,409
Pool 2011-6 AC, 2.85%, 12/16/2037	4,900,000	5,166,139
Pool 2010-71 AC, 2.99%, 03/16/2039	177,616	183,141
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	526,780

The accompanying notes are an integral part of the financial statements.

12	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Principal Amount	Value
Pool 2011-86 B, 3.00%, 02/16/2041	$5,675,000	$6,110,238
Pool 2011-143 A, 3.00%, 07/16/2043	8,050,280	8,517,985
Pool 793935, 3.00%, 05/15/2047	1,737,136	1,877,685
Pool 2012-9 A, 3.22%, 05/16/2039	1,473,856	1,552,696
Pool 2009-63 A, 3.40%, 01/16/2038	1,733,742	1,797,663
Pool 2009-49 A, 3.44%, 06/16/2034	357,684	374,007
Pool 2010-72 B, 3.46%, 05/16/2036	500,000	536,165
Pool 2009-105 A, 3.46%, 12/16/2050	1,774,487	1,851,261
Pool 2009-60 A, 3.47%, 03/16/2035	2,468,070	2,585,288
Pool 2011-164 AB, 3.50%, 04/16/2046 (b)	1,000,000	1,093,027
Pool 2009-86 A, 3.54%, 09/16/2035	1,170,150	1,228,255
Pool TBA, 3.60%, 11/01/2042 (a)	810,000	918,312
Pool 773174, 3.63%, 03/15/2047	1,416,812	1,521,870
Pool 727108, 3.64%, 02/15/2047	1,380,750	1,483,101
Pool 2009-90 AE, 3.70%, 03/16/2037	717,063	750,728
Pool 727996, 3.75%, 01/15/2046	2,923,583	3,126,864
Pool 727998, 3.75%, 01/15/2046	5,186,921	5,547,576
Pool 2009-4 A, 3.81%, 11/16/2037	821,641	842,849
Pool 749013, 3.88%, 10/15/2049	495,780	537,189
Pool 776887, 3.95%, 12/15/2041	1,969,429	2,116,894
Pool 793901, 4.00%, 02/15/2042	411,489	447,309
Pool 768249, 4.01%, 08/15/2052	2,587,500	2,763,009
Pool 2008-92 B, 4.04%, 05/16/2030	500,000	507,075
Pool 2010-123 C, 4.15%, 08/16/2051 (b)	250,000	279,656
Pool 2009-63 AC, 4.18%, 01/16/2038	75,000	78,988
Pool 2006-51 A, 4.25%, 10/16/2030	226,186	226,387
Pool 749575, 4.25%, 11/15/2046	5,474,382	5,977,714
Pool 2009-119 B, 4.29%, 02/16/2041	2,500,000	2,781,900
Pool 793897, 4.50%, 02/15/2042	302,635	332,158
Pool 2008-28 B, 4.59%, 08/16/2034	885,838	909,562
Pool 749167, 4.64%, 04/15/2052	2,463,173	2,735,021
Pool 2008-52 B, 4.75%, 09/16/2032	104,189	109,731
Pool 2008-14 B, 4.75%, 10/16/2038	1,287,205	1,344,218
Pool 747075, 4.75%, 10/15/2045	422,130	463,318
Pool 686520, 4.93%, 10/15/2051	1,210,506	1,331,457
Pool 2007-69 B, 4.96%, 06/16/2030	1,184,761	1,200,534
Pool 749165, 4.98%, 06/15/2052	4,404,153	4,904,725
Pool 2008-39 C, 5.02%, 03/16/2034 (b)	1,000,000	1,070,584
Pool 2007-75 B, 5.05%, 03/16/2036	554,257	567,777
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	99,061	109,322
Pool 712102, 5.15%, 11/15/2032	541,489	578,641
Pool 735994, 5.15%, 08/15/2051	2,724,887	3,067,311
Pool 2008-48 D, 5.24%, 10/16/2039 (b)	109,991	113,085
Pool 734980, 5.25%, 11/15/2051	1,146,835	1,289,921
Pool 668966, 5.45%, 04/15/2044	964,225	1,039,872
Pool 640434, 5.46%, 03/15/2043	333,197	349,448
Pool 461918, 5.52%, 12/15/2037	4,087,175	4,085,896
Pool 2008-59 B, 5.55%, 10/16/2026 (b)	462,639	467,241
Pool 664652, 5.65%, 06/15/2042	2,308,056	2,409,026
Pool 653889, 5.88%, 01/15/2043	179,876	188,652
Pool 637911, 6.00%, 07/15/2035	413,401	424,688
Pool 653914, 6.10%, 06/15/2043	1,860,419	1,964,811
Pool 667881, 6.14%, 02/15/2043	478,716	502,058
Pool 636413, 6.25%, 04/15/2036	713,441	734,088
Pool 675582, 6.47%, 10/15/2043	1,450,300	1,552,302

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

Principal Amount	Value
Pool 643896, 6.50%, 06/15/2049	$1,322,094	$1,399,579
Pool 645785, 6.75%, 02/15/2048	1,899,936	2,011,350
Pool 649205, 6.82%, 05/15/2049	228,405	241,793
		307,510,303
GNMA Single Family - 11.17%
Pool AB2734, 3.00%, 08/15/2042	2,563,684	2,740,258
Pool AB9092, 3.00%, 10/15/2042	5,416,973	5,789,220
Pool AB9093, 3.00%, 10/15/2042	2,989,665	3,195,111
Pool AB9174, 3.00%, 11/15/2042	6,220,836	6,648,324
Pool 779912, 3.50%, 11/15/2041	1,152,374	1,256,412
Pool 778657, 3.50%, 12/15/2041	1,187,760	1,296,477
Pool 778762, 3.50%, 01/15/2042	3,010,193	3,281,957
Pool 778846, 3.50%, 02/15/2042	3,332,219	3,637,221
Pool 778944, 3.50%, 03/15/2042	1,923,290	2,096,927
Pool 779075, 3.50%, 04/15/2042	1,717,145	1,872,171
Pool 779209, 3.50%, 05/15/2042	2,883,283	3,147,193
Pool 779354, 3.50%, 06/15/2042	2,438,811	2,658,990
Pool AA8245, 3.50%, 07/15/2042	4,752,085	5,181,110
Pool AB2735, 3.50%, 08/15/2042	2,002,759	2,183,571
Pool 737576, 4.00%, 11/15/2040	78,290	86,253
Pool 737712, 4.00%, 12/15/2040	2,718,101	2,994,583
Pool G2 757173, 4.00%, 12/20/2040	610,713	670,315
Pool 759104, 4.00%, 01/15/2041	1,296,626	1,437,027
Pool 737837, 4.00%, 01/15/2041	1,962,846	2,149,623
Pool G2 759436, 4.00%, 01/20/2041	1,505,206	1,651,156
Pool G2 759466, 4.00%, 01/20/2041	1,373,153	1,506,436
Pool 759191, 4.00%, 02/15/2041	830,379	914,844
Pool G2 759301, 4.00%, 02/20/2041	1,179,605	1,294,728
Pool G2 763042, 4.00%, 04/20/2041	1,190,817	1,306,402
Pool 738630, 4.00%, 08/15/2041	1,747,760	1,914,070
Pool 738629, 4.00%, 08/15/2041	3,042,186	3,331,669
Pool 770515, 4.00%, 08/15/2041	2,700,749	2,957,743
Pool 738735, 4.00%, 09/15/2041	3,527,382	3,863,035
Pool 738954, 4.00%, 11/15/2041	1,000,100	1,108,392
Pool 778766, 4.00%, 01/15/2042	1,717,182	1,882,460
Pool 778847, 4.00%, 02/15/2042	1,233,261	1,351,384
Pool 716818, 4.50%, 04/15/2039	57,794	63,073
Pool 717198, 4.50%, 06/15/2039	976,700	1,068,815
Pool 714559, 4.50%, 06/15/2039	681,560	754,147
Pool 720050, 4.50%, 06/15/2039	324,486	354,125
Pool 714594, 4.50%, 07/15/2039	366,071	405,058
Pool 720208, 4.50%, 07/15/2039	1,155,113	1,279,937
Pool 720287, 4.50%, 08/15/2039	521,022	570,161
Pool 726289, 4.50%, 09/15/2039	1,393,144	1,524,535
Pool 726402, 4.50%, 10/15/2039	164,570	179,834
Pool 728954, 4.50%, 12/15/2039	836,143	915,002
Pool 729017, 4.50%, 01/15/2040	1,372,372	1,507,808
Pool 736579, 4.50%, 02/15/2040	626,065	687,850
Pool 737051, 4.50%, 03/15/2040	782,691	859,566
Pool 737222, 4.50%, 05/15/2040	982,672	1,087,326
Pool 658387, 4.50%, 06/15/2040	1,555,375	1,708,871
Pool 698160, 4.50%, 07/15/2040	1,009,628	1,109,266
Pool 721694, 4.50%, 08/15/2040	1,412,514	1,551,911
Pool 748456, 4.50%, 08/15/2040	1,114,648	1,233,358
Pool 738152, 4.50%, 04/15/2041	1,413,250	1,545,654

The accompanying notes are an integral part of the financial statements.

14	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Principal Amount	Value
Pool 762882, 4.50%, 04/15/2041	$1,078,843	$1,193,740
Pool 738267, 4.50%, 05/15/2041	993,113	1,086,155
Pool 763543, 4.50%, 05/15/2041	939,304	1,027,306
Pool 738397, 4.50%, 06/15/2041	2,721,096	2,976,028
Pool 770396, 4.50%, 06/15/2041	983,905	1,076,085
Pool G2 783417, 4.50%, 08/20/2041	26,119,407	28,827,663
Pool 688624, 5.00%, 05/15/2038	522,922	580,754
Pool 411105, 5.00%, 01/15/2039	354,208	387,238
Pool 439079, 5.00%, 02/15/2039	353,808	391,179
Pool 646728, 5.00%, 03/15/2039	523,856	571,723
Pool 646750, 5.00%, 04/15/2039	549,371	599,054
Pool 646777, 5.00%, 05/15/2039	388,475	426,977
Pool 720288, 5.00%, 08/15/2039	955,683	1,058,539
Pool 722944, 5.00%, 08/15/2039	596,505	660,704
Pool 726290, 5.00%, 09/15/2039	1,413,622	1,565,763
Pool 726403, 5.00%, 10/15/2039	926,032	1,012,385
Pool 723006, 5.00%, 10/15/2039	729,611	808,135
Pool 737055, 5.00%, 03/15/2040	977,617	1,072,141
Pool 658393, 5.00%, 06/15/2040	1,024,794	1,123,878
Pool G2 783418, 5.00%, 06/20/2040	12,174,976	13,435,467
Pool 684677, 5.50%, 03/15/2038	973,612	1,070,030
Pool 684802, 5.50%, 04/15/2038	329,693	362,394
Pool 688625, 5.50%, 05/15/2038	399,660	441,362
Pool G2 688636, 5.50%, 05/20/2038	874,305	958,538
Pool 690974, 5.50%, 06/15/2038	303,286	333,360
Pool G2 690973, 5.50%, 06/20/2038	253,913	278,376
Pool 693574, 5.50%, 07/15/2038	437,383	480,697
Pool G2 409120, 5.50%, 07/20/2038	1,116,153	1,229,164
Pool G2 700671, 5.50%, 10/20/2038	470,520	516,366
Pool 705998, 5.50%, 01/15/2039	255,349	280,644
Pool 411116, 5.50%, 01/15/2039	510,397	562,298
Pool G2 684988, 6.00%, 03/20/2038	379,355	426,585
Pool 688626, 6.00%, 05/15/2038	603,218	677,000
Pool G2 688637, 6.00%, 05/20/2038	144,464	162,089
Pool G2 693900, 6.00%, 07/20/2038	301,931	338,767
Pool 696513, 6.00%, 08/15/2038	479,080	538,276
Pool G2 696843, 6.00%, 08/20/2038	485,363	548,521
Pool 699255, 6.00%, 09/15/2038	1,175,495	1,322,212
Pool G2 698997, 6.00%, 09/20/2038	1,016,524	1,140,540
Pool 705999, 6.00%, 01/15/2039	447,086	504,285
Pool G2 706407, 6.00%, 01/20/2039	403,953	455,255
Pool 582048, 6.50%, 01/15/2032	36,800	43,916
Pool G2 696844, 6.50%, 08/20/2038	258,017	295,502
Pool G2 698998, 6.50%, 09/20/2038	252,829	289,876
Pool G2 706408, 6.50%, 01/20/2039	494,288	565,790
Pool G2 530199, 7.00%, 03/20/2031	59,063	69,761
		167,583,877
HUD - 1.07%
2011-A, 2.05%, 08/01/2019	2,000,000	2,117,732
2010-A, 3.30%, 08/01/2019	5,718,000	6,511,961
Regional, 4.48%, 08/01/2016	2,500,000	2,859,820
0614, 5.51%, 08/01/2020	1,000,000	1,171,733
0620, 5.77%, 08/01/2026	3,000,000	3,458,646
		16,119,892

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

Principal Amount	Value
Small Business Administration - 2.18%
Pool Iguana, 1.25%, 09/28/2036 (b)	$715,269	$743,584
Pool Kato, 1.25%, 03/12/2037 (b)	778,247	809,461
Pool Ramdan, 1.25%, 06/27/2037 (b)	279,913	291,108
Pool JMCSO, 1.25%, 08/17/2037 (b)	288,750	300,244
Pool 507253, 0.50%, 05/25/2030 (b)	106,161	105,727
Pool 507766, 0.57%, 07/25/2031 (b)	138,478	138,313
Pool 508901, 0.60%, 07/25/2020 (b)	633,361	632,678
Pool 508206, 0.60%, 09/25/2032 (b)	91,559	91,539
Pool 508298, 0.60%, 01/25/2033 (b)	382,732	382,634
Pool 508506, 0.63%, 06/25/2033 (b)	1,134,367	1,135,421
Pool 508716, 0.82%, 06/25/2034 (b)	1,686,458	1,704,441
Pool 508890, 0.89%, 06/25/2020 (b)	1,758,423	1,768,424
Pool 3169855009, 1.12%, 07/15/2031 (b)	106,765	109,637
Pool 3954135000, 1.25%, 03/24/2017 (b)	61,464	62,284
Pool 4334715001, 1.25%, 01/05/2020 (b)	30,072	30,862
Pool 4320355010, 1.25%, 01/24/2021 (b)	277,300	284,652
Pool 4447885002, 1.25%, 02/15/2021 (b)	485,747	499,130
Pool 4394265010, 1.25%, 03/04/2021 (b)	884,860	909,579
Pool 3766345007, 1.25%, 09/17/2030 (b)	297,674	307,795
Pool 3153295002, 1.25%, 07/24/2029 (b)	587,294	602,754
Pool 3046316007, 1.25%, 12/03/2032 (b)	263,288	271,084
Pool 508969, 1.25%, 09/25/2035 (b)	2,848,114	2,963,379
Pool 4253715010, 1.25%, 10/08/2035 (b)	301,192	312,190
Pool 4422435000, 1.25%, 01/07/2036 (b)	891,429	926,943
Pool 4503205003, 1.25%, 01/18/2036 (b)	334,007	347,313
Pool 4488215007, 1.25%, 01/21/2036 (b)	506,169	526,334
Pool 508994, 1.25%, 01/25/2036 (b)	3,286,308	3,420,028
Pool 509084, 1.25%, 07/25/2036 (b)	3,243,742	3,376,807
Pool 509133, 1.25%, 09/25/2036 (b)	3,910,516	4,071,352
Pool 509225, 1.25%, 04/25/2037 (b)	4,062,897	4,231,483
Pool 3111236004, 2.63%, 01/31/2015 (b)	9,657	9,932
Pool 2604556010, 3.58%, 02/15/2017 (b)	135,931	143,609
Pool 4676035009, 4.33%, 12/15/2021 (b)	374,122	424,518
Pool 7530434005, 5.27%, 06/29/2024	87,868	93,353
Pool 3829225004, 6.08%, 11/05/2020	638,512	683,200
		32,711,792
Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	40,984	47,467
2008-20E, 5.49%, 05/01/2028	152,577	177,415
		224,882
USDA Loan - 0.04%
Pool USDA Loan, 5.60%, 04/01/2019	535,704	597,661
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,138,111,239)		1,185,432,547

MUNICIPAL BONDS - 19.29%
Arkansas - 0.05%
Jonesboro Arkansas
3.00%, 10/01/2017	500,000	516,710
3.85%, 10/01/2019	225,000	236,551
		753,261

The accompanying notes are an integral part of the financial statements.

16	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Principal Amount	Value
California - 0.55%
California Statewide Communities Development Authority
5.30%, 04/01/2016	$1,000,000	$1,032,810
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	731,206
6.25%, 09/01/2017	250,000	291,755
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	410,000	415,158
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	506,025
Sacramento County Housing Authority
0.20%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	340,000	340,643
San Francisco City & County Redevelopment Agency
0.17%, 06/15/2034 (b)	2,700,000	2,700,000
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,936,048
		8,258,645
Colorado - 0.35%
Colorado Housing & Finance Authority
0.16%, 10/15/2016 (b)	4,760,000	4,760,000
5.22%, 05/01/2036	489,112	492,457
		5,252,457
Connecticut - 0.05%
Connecticut Housing Finance Authority
5.83%, 11/15/2016	645,000	716,853

Delaware - 0.01%
Delaware State Housing Authority
5.20%, 07/01/2025 (c)	120,000	127,913

District of Columbia - 0.06%
District of Columbia
3.39%, 06/01/2014	920,000	921,371

Florida - 0.55%
County of Miami-Dade Florida
2.91%, 10/01/2013	5,000,000	5,063,000
Florida Housing Finance Corp.
6.85%, 04/01/2021	355,000	355,319
Florida State Department of Environmental Protection
0.22%, 07/01/2027 (b)	535,000	535,000
Hillsborough County Housing Finance Authority
0.19%, 11/15/2031 (b) (c)	1,530,000	1,530,000
Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	630,000	640,981
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	205,000	208,774
		8,333,074
Hawaii - 0.04%
Hawaii Housing Finance & Development Corp.
0.16%, 12/01/2041 (b)	595,000	595,000

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

Principal Amount	Value
Idaho - 0.03%
Idaho Housing & Finance Association
0.17%, 01/01/2038 (b)	$300,000	$300,000
6.00%, 07/01/2035	80,000	84,984
		384,984
Illinois - 0.17%
Illinois Housing Development Authority
0.17%, 08/01/2034 (b) (c)	2,500,000	2,500,000

Indiana - 0.33%
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	287,190
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	2,395,000	2,458,899
5.69%, 07/01/2037	540,000	542,641
5.90%, 01/01/2037	1,140,000	1,153,167
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	350,000	412,398
		4,854,295
Iowa - 0.03%
Hawkeye Community College
2.60%, 06/01/2022	245,000	248,526
Kirkwood Community College
2.50%, 06/01/2017	120,000	128,638
		377,164
Kentucky - 0.56%
Kentucky Housing Corp.
4.25%, 07/01/2033	4,430,000	4,656,284
4.78%, 01/01/2015	640,000	686,886
5.17%, 07/01/2013	230,000	230,000
5.75%, 07/01/2037	1,825,000	1,841,388
5.77%, 07/01/2037	790,000	801,573
6.06%, 07/01/2036	250,000	258,865
		8,474,996
Louisiana - 0.01%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	85,000	85,775

Maine - 0.48%
Maine Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	310,000	317,738
Maine State Housing Authority
0.19%, 11/15/2036 (b) (c)	4,600,000	4,600,000
4.00%, 11/15/2024 (c)	2,130,000	2,309,900
		7,227,638
Maryland - 0.61%
County of Montgomery Maryland
4.00%, 05/01/2014	285,000	297,965
4.00%, 05/01/2016	1,175,000	1,301,900
Maryland Community Development Administration
2.36%, 09/01/2018	150,000	150,909
2.49%, 03/01/2019	200,000	201,784
4.00%, 09/01/2025	5,000,000	5,210,750

The accompanying notes are an integral part of the financial statements.

18	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Principal Amount	Value
6.07%, 09/01/2037	$1,890,000	$1,963,351
		9,126,659
Massachusetts - 0.64%
Massachusetts Development Finance Agency
4.32%, 04/01/2018	740,000	819,121
Massachusetts Housing Finance Agency
4.71%, 12/01/2037	1,995,000	2,002,621
5.21%, 12/01/2016	1,970,000	2,018,462
5.54%, 12/01/2025	1,720,000	1,796,970
5.84%, 12/01/2036	695,000	728,923
5.96%, 06/01/2017	1,035,000	1,093,302
6.50%,12/01/2039	1,210,000	1,328,907
		9,788,306
Michigan - 0.35%
Michigan State Housing Development Authority
0.19%, 06/01/2039(b)	5,250,000	5,250,000

Minnesota - 0.09%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	230,000	232,070
5.85%, 07/01/2036	160,000	160,402
6.30%, 07/01/2023	860,000	912,529
		1,305,001
Mississippi - 0.21%
Mississippi State
0.78%, 11/01/2015	3,000,000	3,000,330
1.90%, 12/01/2019	145,000	147,334
		3,147,664
Missouri - 0.04%
Missouri State Housing Development Commission
4.15%, 09/25/2025	114,557	114,730
5.72%, 09/01/2025	390,000	390,565
5.82%, 03/01/2037	20,000	20,217
		525,512
Nebraska - 0.54%
Nebraska Investment Finance Authority
0.17%, 09/01/2038(b)	8,100,000	8,100,000

Nevada - 0.32%
Nevada Housing Division
0.17%, 04/15/2038(b)(c)	3,700,000	3,700,000
0.27%, 10/01/2042(b)(c)	1,000,000	1,000,000
5.11%, 04/01/2017	15,000	14,955
		4,714,955
New Hampshire - 0.02%
New Hampshire Housing Finance Authority
5.70%, 01/01/2035	310,000	328,352

New Jersey - 0.82%
City of Elizabeth
7.18%, 08/01/2013	125,000	126,036
New Jersey Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	273,648
3.38%, 09/01/2025	280,000	284,276
4.00%, 09/01/2028	195,000	199,717

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

Principal Amount	Value
New Jersey Housing & Mortgage Finance Agency
1.44%, 11/01/2013	$130,000	$129,975
1.54%, 11/01/2014	100,000	100,054
1.90%, 11/01/2015	135,000	135,231
2.13%, 11/01/2016	145,000	145,503
2.38%, 11/01/2017	80,000	80,782
2.69%, 11/01/2018	90,000	91,100
2.99%, 11/01/2019	100,000	101,474
3.27%, 11/01/2020	100,000	101,687
3.57%, 11/01/2021	70,000	71,193
3.72%, 11/01/2022	125,000	126,826
4.57%, 11/01/2027	900,000	911,304
4.89%, 11/01/2032	1,435,000	1,452,751
5.09%, 11/01/2043	4,785,000	4,833,281
5.93%, 11/01/2028	1,625,000	1,731,844
6.13%, 11/01/2037	1,315,000	1,394,308
		12,290,990
New Mexico - 0.11%
New Mexico Mortgage Finance Authority
5.00%, 01/01/2013	155,000	155,099
5.00%, 07/01/2013	155,000	155,550
5.42%, 01/01/2016	180,000	193,952
5.68%, 09/01/2013	80,000	82,512
6.15%, 01/01/2038	965,000	991,962
		1,579,075
New York - 5.82%
New York City Housing Development Corp.
0.62%, 05/01/2014	2,420,000	2,411,966
0.70%, 05/01/2013	660,000	659,974
0.70%, 11/01/2014	1,000,000	999,640
0.76%, 11/01/2013	500,000	499,955
0.80%, 05/01/2015	2,700,000	2,684,826
0.81%, 05/01/2013 (d)	1,600,000	1,602,000
0.83%, 05/01/2014	625,000	625,350
0.90%, 11/01/2015	1,205,000	1,196,854
0.95%, 11/01/2014	580,000	580,435
1.03%, 05/01/2015	500,000	499,290
1.10%, 05/01/2015	715,000	715,844
1.11%, 05/01/2016	1,570,000	1,562,009
1.16%, 11/01/2015	605,000	603,965
1.25%, 11/01/2015	800,000	801,136
1.29%, 05/01/2016	615,000	613,979
1.31%, 11/01/2016	1,595,000	1,588,779
1.40%, 05/01/2016	655,000	656,736
1.44%, 11/01/2016	500,000	499,055
1.57%, 11/01/2016	700,000	701,981
1.59%, 05/01/2017	785,000	787,214
1.73%, 05/01/2017	780,000	787,504
1.75%, 11/01/2017	550,000	551,771
1.90%, 05/01/2018	815,000	819,197
1.91%, 11/01/2017	750,000	757,867
2.04%, 11/01/2018	805,000	809,556
2.08%, 05/01/2018	760,000	771,332
2.21%, 05/01/2019	750,000	755,512
2.26%, 11/01/2018	630,000	640,036

The accompanying notes are an integral part of the financial statements.

20	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Principal Amount	Value
2.30%, 05/01/2016 (d)	$2,130,000	$2,209,385
2.36%, 11/01/2019	800,000	806,328
2.43%, 05/01/2019	720,000	734,746
2.50%, 11/01/2016 (d)	2,160,000	2,251,670
2.51%, 11/01/2020	1,500,000	1,515,705
2.59%, 11/01/2019	820,000	837,704
2.74%, 05/01/2020	740,000	757,242
2.77%, 11/01/2021	2,265,000	2,285,340
2.79%, 05/01/2017 (d)	2,195,000	2,318,842
3.67%, 11/01/2015	805,000	847,391
4.97%, 05/01/2019	1,995,000	2,242,081
5.63%, 11/01/2024	3,250,000	3,772,242
New York City Housing Finance Agency
1.71%, 08/01/2015	1,630,000	1,652,429
1.91%, 02/01/2016	1,655,000	1,687,024
2.11%, 08/01/2016	1,665,000	1,702,063
2.31%, 02/01/2017	1,685,000	1,739,324
2.51%, 08/01/2017	1,710,000	1,771,423
2.71%, 02/01/2018	1,730,000	1,806,120
2.91%, 08/01/2018	1,750,000	1,833,755
3.11%, 02/01/2019	1,775,000	1,870,743
3.26%, 08/01/2019	1,805,000	1,909,311
3.43%, 02/01/2020	1,830,000	1,940,001
3.58%, 08/01/2020	640,000	680,710
New York Mortgage Agency
1.23%, 10/01/2015	700,000	699,608
1.66%, 04/01/2017	950,000	953,002
1.82%, 10/01/2017	960,000	963,456
1.97%, 04/01/2018	970,000	975,384
2.12%, 10/01/2018	980,000	985,978
2.28%, 04/01/2019	995,000	1,002,184
2.43%, 10/01/2019	1,005,000	1,012,819
2.58%, 04/01/2020	1,975,000	1,992,755
2.58%, 10/01/2020	1,905,000	1,923,307
2.88%, 04/01/2021	1,040,000	1,048,934
3.40%, 10/01/2022	3,315,000	3,439,810
New York State Housing Finance Agency
0.16%, 11/01/2030 (b) (c)	4,700,000	4,700,000
4.90%, 08/15/2025 (c)	250,000	263,292
5.05%, 08/15/2039 (c)	1,415,000	1,460,181
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	516,695
		87,292,747
North Carolina - 0.06%
North Carolina Housing Finance Agency
3.06%, 01/01/2020	350,000	363,731
3.41%, 07/01/2022	350,000	365,586
4.01%, 01/01/2026	300,000	314,664
		1,043,981
Ohio - 0.08%
Ohio Housing Finance Agency
5.47%, 09/01/2025	1,000,000	1,035,910
Ohio State
7.75%, 12/01/2015	190,000	194,448
		1,230,358

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

Principal Amount	Value
Oklahoma - 0.03%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	$180,000	$187,727
5.65%, 09/01/2026	335,000	351,988
		539,715
Oregon - 0.04%
City of Portland
4.62%, 06/15/2018	325,000	352,407
6.03%, 06/15/2018	250,000	271,358
		623,765
Pennsylvania - 0.88%
Commonwealth Financing Authority
4.86%, 06/01/2018	50,000	57,432
4.97%, 06/01/2016	250,000	261,082
5.02%, 06/01/2016	5,310,000	5,943,005
5.17%, 06/01/2017	600,000	686,916
Pennsylvania Housing Finance Agency
0.54%, 07/01/2013	2,920,000	2,918,832
1.25%, 07/01/2015	2,510,000	2,504,302
5.72%, 10/01/2037	275,000	289,638
5.84%, 04/01/2037	480,000	486,221
		13,147,428
Rhode Island - 0.04%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	603,486

South Carolina - 0.26%
South Carolina State Housing Finance & Development Authority
4.00%, 07/01/2034	3,000,000	3,211,380
5.15%, 07/01/2037 (c)	660,000	694,511
		3,905,891
Texas - 0.35%
Texas Department of Housing & Community Affairs
0.18%, 07/15/2040 (b) (c)	4,030,000	4,030,000
0.23%, 09/01/2036 (b)	855,000	855,000
0.24%, 09/01/2017 (b)	395,000	395,000
		5,280,000
Utah - 1.64%
Utah Housing Corp.
0.19%, 07/01/2028 (b)	545,000	545,000
0.19%, 07/01/2028 (b)	205,000	205,000
0.19%, 07/01/2033 (b)	720,000	720,000
0.21%, 07/01/2039 (b) (c)	12,950,000	12,950,000
1.56%, 07/01/2020	1,740,000	1,756,112
5.11%, 07/01/2017	185,000	188,545
5.25%, 07/01/2035	145,000	147,820
5.26%, 07/20/2018	140,000	144,795
5.88%, 07/01/2034	1,300,000	1,336,244
5.92%, 07/01/2034	1,130,000	1,147,956
6.01%, 07/01/2034	5,000	5,204
6.10%, 07/20/2028	1,190,000	1,295,946
6.12%, 01/01/2035	675,000	709,344
6.25%, 07/20/2018	420,000	421,159
6.32%, 01/01/2028	1,960,000	2,096,690

The accompanying notes are an integral part of the financial statements.

22	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Principal Amount	Value
West Jordan Redevelopment Agency
5.38%, 06/01/2018	$530,000	$606,288
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	114,572
4.40%, 05/01/2026	200,000	230,670
		24,621,345
Virginia - 1.83%
Arlington County Industrial Development Authority
0.27%, 02/01/2016 (b)	1,045,000	1,045,000
Virginia Housing Development Authority
0.84%, 10/01/2015	1,000,000	1,000,360
2.77%, 03/01/2018	2,000,000	2,094,860
4.68%, 08/01/2014	5,000,000	5,272,550
4.84%, 12/01/2013	295,000	304,163
5.50%, 12/01/2020	500,000	515,925
5.50%, 06/25/2034	3,359,010	3,582,179
5.50%, 03/25/2036	3,161,588	3,328,002
5.70%, 11/01/2022	1,250,000	1,438,138
5.97%, 11/01/2024	1,405,000	1,623,253
6.25%, 11/01/2029	4,365,000	5,070,995
6.32%, 08/01/2019	1,755,000	2,095,259
		27,370,684
Washington - 0.30%
King County Housing Authority
6.38%, 12/31/2046	4,295,000	4,557,639

West Virginia - 0.92%
West Virginia Housing Development Fund
1.10%, 05/01/2013	1,240,000	1,240,818
1.27%, 05/01/2014	290,000	291,847
2.71%, 11/01/2017	1,520,000	1,594,024
2.81%, 05/01/2018	1,900,000	2,010,504
2.91%, 11/01/2018	1,500,000	1,594,755
3.12%, 05/01/2019	2,015,000	2,157,037
3.22%, 11/01/2019	2,415,000	2,597,163
3.32%, 05/01/2020	1,510,000	1,626,874
3.42%, 11/01/2020	740,000	800,621
		13,913,643
Wisconsin - 0.02%
Wisconsin Housing & Economic Development Authority
5.53%, 03/01/2038	350,000	353,511

TOTAL MUNICIPAL BONDS
(Cost $281,734,386)		289,504,133

MISCELLANEOUS INVESTMENTS - 0.23%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (a) (e)	322,057	309,451
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (e)	3,084,489	3,113,739
TOTAL MISCELLANEOUS INVESTMENTS
(Cost $3,453,778)		3,423,190

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
CERTIFICATES OF DEPOSIT - 0.10%
Self Help Federal Credit Union
0.80%, 08/23/2013	$250,000	$250,000
0.80%, 11/26/2013	250,000	250,000
Urban
0.20%, 12/07/2012	750,000	750,000
0.35%, 12/06/2012	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,500,000)		1,500,000

	Shares
SHORT-TERM INVESTMENT - 2.16%
Money Market Fund - 2.16%
Dreyfus Treasury Prime Cash Management, 0.00% (f)	32,368,680	32,368,680
TOTAL SHORT-TERM INVESTMENT
(Cost $32,368,680)		32,368,680

Total Investments (Cost $1,463,293,274) - 101.27%		1,519,272,433
Liabilities in Excess of Other Assets, Net - (1.27)%		(19,054,659)
NET ASSETS - 100.00%		$1,500,217,774

Footnotes

The following information for the Fund is presented on an income tax basis as of November 30, 2012:

Cost of Investments	$1,463,293,274
Gross Unrealized Appreciation	57,285,228
Gross Unrealized Depreciation	(1,306,069)
Net Unrealized Appreciation	$55,979,159

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2012 is $38,116,692, which represents 2.54% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2012.
(c)	Security is subject to Alternative Minimum Tax.
(d)	Private Placement Security.
(e)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2012, these securities amounted to $3,423,190, which represents 0.23% of net assets.

(f)	The rate shown is the 7-day effective yield as of November 30, 2012.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD— Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

24	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Assets and Liabilities as of November 30, 2012

Assets:
Investments, at fair value (identified cost — $1,463,293,274)	$1,519,272,433
Cash	1,906
Receivables:
Interest	5,675,588
Capital shares sold	267,576
Prepaid expenses	202,160
Total Assets	$1,525,419,663

Liabilities:
Payables:
Investment securities purchased	$22,249,027
Distributions to Shareholders	1,628,474
Advisory fees due to Advisor	368,632
Distribution 12b-1 fees	267,233
Shareholder servicing fees	210,669
Capital shares redeemed	162,536
Administration fees	73,725
Chief Compliance Officer fees	14,720
Other accrued expenses	226,873
Total Liabilities	$25,201,889

Net Assets:	$1,500,217,774
Net Assets consist of:
Paid-in capital	$1,433,804,331
Distributions in excess of net investment income	(1,586,457)
Accumulated net realized gain on investments	12,020,741
Net unrealized appreciation on investments	55,979,159
Net Assets	$1,500,217,774
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 112,434,541 shares outstanding)	$1,268,016,046
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 17,215,685 shares outstanding)	$193,980,230
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 3,394,200 shares outstanding)	$38,221,498
Net Asset Value, offering and redemption price per share — CRA Shares	$11.28
Net Asset Value, offering and redemption price per share — Institutional Shares	$11.27
Net Asset Value, offering and redemption price per share — Retail Shares	$11.26

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

Statement of Operations for the six-month period ended
November 30, 2012

Investment Income:
Interest	$21,769,731
Dividends	7
Total investment income	21,769,738

Expenses:
Investment advisory fees	2,155,351
Distribution fees — CRA Shares	1,528,944
Distribution fees — Retail Shares	45,062
Special administrative services fees — CRA Shares	1,223,160
Shareholder servicing fees — Retail Shares	18,024
Accounting and administration fees	431,060
Professional fees	186,614
Trustees' fees	127,487
Transfer agent fees	94,188
Insurance expense	91,996
Custodian fees	84,885
Chief Compliance Officer fees	78,601
Registration and filing expenses	51,257
Printing fees	26,253
Other	70,912
Net expenses	6,213,794
Net investment income	15,555,944
Realized and unrealized gain (loss) on investments:
Net realized gain on investments	8,646,428
Net change in unrealized appreciation (depreciation) on investments	(559,300)
Net realized and unrealized gain on investments	8,087,128
Net increase in net assets resulting from operations:	$23,643,072

The accompanying notes are an integral part of the financial statements.

26	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2012 (Unaudited)	For the Fiscal Year Ended May 31, 2012
Operations:
Net investment income	$15,555,944	$31,334,687
Net realized gain on investments	8,646,428	10,389,438
Net change in unrealized appreciation (depreciation) on investments	(559,300)	32,062,525
Net increase in net assets resulting from operations	23,643,072	73,786,650
Distributions to shareholders from:
Net investment income
CRA Shares	(14,208,000)	(28,392,198)
Institutional Shares	(2,496,081)	(4,108,300)
Retail Shares	(438,327)	(866,384)
Net capital gains
CRA Shares	—	(6,353,296)
Institutional Shares	—	(754,454)
Retail Shares	—	(179,837)
Total distributions	(17,142,408)	(40,654,469)
Capital share transactions:
CRA Shares
Shares sold	116,761,194	192,623,945
Shares reinvested	5,003,236	13,670,619
Shares redeemed	(7,903,328)	(46,408,635)
	113,861,102	159,885,929
Institutional Shares
Shares sold(a)	57,237,698	67,786,426
Shares reinvested	1,758,260	3,983,033
Shares redeemed	(25,031,935)	(13,920,127)
	33,964,023	57,849,332
Retail Shares
Shares sold	7,817,200	19,352,887
Shares reinvested	384,174	887,407
Shares redeemed	(4,275,438)	(15,738,538)
	3,925,936	4,501,756
Increase in net assets from capital share transactions	151,751,061	222,237,017
Increase in net assets	158,251,725	255,369,198
Net Assets:
Beginning of period	1,341,966,049	1,086,596,851
End of period	$1,500,217,774	$1,341,966,049
Undistributed (distributions in excess of) net investment income	$(1,586,457)	$7

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

Statements of Changes in Net Assets (Continued)

	For the Six-Month Period Ended November 30, 2012 (Unaudited)	For the Fiscal Year Ended May 31, 2012

Share Transactions:
CRA Shares
Shares sold	10,362,786	17,313,188
Shares reinvested	444,227	1,232,784
Shares redeemed	(702,120)	(4,208,966)
Increase in shares	10,104,893	14,337,006
CRA Shares outstanding at beginning of period	102,329,648	87,992,642
CRA Shares at end of period	112,434,541	102,329,648
Institutional Shares
Shares sold(a)	5,093,706	6,119,596
Shares reinvested	156,246	359,432
Shares redeemed	(2,223,269)	(1,255,187)
Increase in shares	3,026,683	5,223,841
Institutional Shares outstanding at beginning of period	14,189,002	8,965,161
Institutional Shares at end of period	17,215,685	14,189,002
Retail Shares
Shares sold	695,714	1,745,737
Shares reinvested	34,160	80,167
Shares redeemed	(380,597)	(1,417,851)
Increase in shares	349,277	408,053
Retail Shares outstanding at beginning of period	3,044,923	2,636,870
Retail Shares at end of period	3,394,200	3,044,923

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

The accompanying notes are an integral part of the financial statements.

28	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each period)

	CRA Shares
	For the Six-Month Period Ended November 30, 2012 (Unaudited)		For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008
Net Asset Value, Beginning of Period	$11.23		$10.91	$10.86	$10.63	$10.41	$10.34
Investment Operations:
Net investment income(a)	0.12		0.29	0.34	0.40	0.43	0.45
Net realized and unrealized gain on investments(a)	0.06		0.41	0.06	0.23	0.22	0.08
Total from investment operations	0.18		0.70	0.40	0.63	0.65	0.53
Distributions from:
Net investment income	(0.13)		(0.31)	(0.35)	(0.40)	(0.43)	(0.46)
Net capital gains	—		(0.07)	—	—	—	—
Total distributions	(0.13)		(0.38)	(0.35)	(0.40)	(0.43)	(0.46)
Net Asset Value, End of Period	$11.28		$11.23	$10.91	$10.86	$10.63	$10.41
Total return(b)	1.61%		6.51%	3.79%	6.01%	6.43%	5.14%
Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,268,016		$1,148,680	$960,112	$816,486	$788,455	$721,325
Ratio of expenses to average net assets
Before fee waiver	0.92	%(c)	0.94%	0.95%	0.95%	0.95%	0.98%
After fee waiver	0.92	%(c)	0.94%	0.95%	0.95%	0.95%	0.98%
Ratio of net investment income to average net assets	2.10	%(c)	2.63%	3.16%	3.70%	4.12%	4.32%
Portfolio turnover rate	15	%(d)	32%	40%	31%	26%	34%

(a)	Based on the average daily number of shares outstanding during the period.

(b)	Returns are for the period indicated and have not been annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

29

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

	Institutional Shares
	For the Six-Month Period Ended November 30, 2012 (Unaudited)		For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008
Net Asset Value, Beginning of Period	$11.22		$10.90	$10.85	$10.62	$10.40	$10.33
Investment Operations:
Net investment income(a)	0.14		0.34	0.39	0.45	0.48	0.49
Net realized and unrealized gain on investments(a)	0.06		0.41	0.06	0.23	0.22	0.07
Total from investment operations	0.20		0.75	0.45	0.68	0.70	0.56
Distributions from:
Net investment income	(0.15)		(0.36)	(0.40)	(0.45)	(0.48)	(0.49)
Net capital gains	—		(0.07)	—	—	—	—
Total distributions	(0.15)		(0.43)	(0.40)	(0.45)	(0.48)	(0.49)
Net Asset Value, End of Period	$11.27		$11.22	$10.90	$10.85	$10.62	$10.40
Total return(b)	1.84%		6.99%	4.25%	6.49%	6.92%	5.52%
Ratios/Supplemental Data
Net assets, end of period (in 000's)	$193,980		$159,159	$97,757	$49,854	$31,266	$11,888
Ratio of expenses to average net assets
Before fee waiver	0.47	%(c)	0.49%	0.51%	0.50%	0.50%	0.62%
After fee waiver	0.47	%(c)	0.49%	0.51%	0.50%	0.49%	0.62%
Ratio of net investment income to average net assets	2.55	%(c)	3.07%	3.60%	4.14%	4.56%	4.68%
Portfolio turnover rate	15	%(d)	32%	40%	31%	26%	34%

(a)	Based on the average daily number of shares outstanding during the period.

(b)	Returns are for the period indicated and have not been annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

30	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

	Retail Shares
	For the Six-Month Period Ended November 30, 2012 (Unaudited)		For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008
Net Asset Value, Beginning of Period	$11.21		$10.89	$10.84	$10.62	$10.40	$10.33
Investment Operations:
Net investment income(a)	0.12		0.30	0.35	0.41	0.44	0.45
Net realized and unrealized gain on investments(a)	0.07		0.41	0.07	0.22	0.23	0.08
Total from investment operations	0.19		0.71	0.42	0.63	0.67	0.53
Distributions from:
Net investment income	(0.14)		(0.32)	(0.37)	(0.41)	(0.45)	(0.46)
Net capital gains	—		(0.07)	—	—	—	—
Total distributions	(0.14)		(0.39)	(0.37)	(0.41)	(0.45)	(0.46)
Net Asset Value, End of Period	$11.26		$11.21	$10.89	$10.84	$10.62	$10.40
Total return(b)	1.66%		6.62%	3.90%	6.04%	6.56%	5.16%
Ratios/Supplemental Data
Net assets, end of period (in 000's)	$38,222		$34,128	$28,729	$21,376	$9,545	$1,088
Ratio of expenses to average net assets
Before fee waiver	0.82	%(c)	0.84%	0.85%	0.85%	0.85%	0.97%
After fee waiver	0.82	%(c)	0.84%	0.85%	0.85%	0.84%	0.97%
Ratio of net investment income to average net assets	2.20	%(c)	2.73%	3.26%	3.79%	4.20%	4.33%
Portfolio turnover rate	15	%(d)	32%	40%	31%	26%	34%

(a)	Based on the average daily number of shares outstanding during the period.

(b)	Returns are for the period indicated and have not been annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

Notes to Financial Statements November 30, 2012

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. At November 30, 2012 the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $38,116,692.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

32	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets

•	Quoted prices for identical or similar assets in non-active markets

•	Inputs other than quoted prices that are observable

•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

•	Matrix pricing

•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2012.

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$7,043,883	$—		$7,043,883
U.S. Government & Agency Obligations	—	1,147,625,306	37,807,241		1,185,432,547
Municipal Bonds	—	289,504,133	—		289,504,133
Miscellaneous Investments	—	3,113,739	309,451		3,423,190
Certificates of Deposit	—	1,500,000	—		1,500,000
Short-Term Investment	32,368,680	—	—		32,368,680
Total Investments in Securities	$32,368,680	$1,448,787,061	$38,116,692	*	$1,519,272,433

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

(Unaudited)	33

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2012	$44,285,954
Accrued discounts/premiums	(1,265)
Realized gain/(loss)	(2,841)
Change in appreciation/(depreciation)	(157,775)
Purchases	6,640,584
Sales	(12,957,416)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2012	$37,807,241
Change in unrealized gains included in earnings related to securities still held at reporting date	$398,114

Investments in Miscellaneous Investments
Beginning Balance as of June 1, 2012	$328,181
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	4,213
Purchases	—
Sales	(53,755)
Transfer into Level 3	30,812
Transfer out of Level 3	—
Ending balance as of November 30, 2012	$309,451
Change in unrealized gains included in earnings related to securities still held at reporting date	$4,213

For the six-month period ended November 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended November 30, 2012, the transfers into Level 3 were due to changes in the availability of observable inputs used to determine fair value.

For the six-month period ended November 30, 2012, there have been no significant changes to the Fund’s fair value methodologies.

34	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Effective May 1, 2012, the Fund adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2012. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2012	Valuation Techniques	Unobservable Inputs	Ranges
Asset Backed Securities	$309,451	Matrix Pricing	Remaining average life	1.083
			Blended matrix spread to comp treasuries	t+845
			Coupon	4.68%
Fannie Mae Multifamily	$5,008,123	Matrix Pricing	Structure	30 year amortization with 7 year Balloon, 6.5 year Yield Maintenance term
			Coupon	1.69%
			Spread to benchmark	N+35
			Offered Quotes variance to Mark	0.88%
Ginnie Mae Multifamily - Project Loans	$14,594,584	Matrix Pricing	Remaining Average Life	6-11.4 years (6.44)
			Structure	All 1 year Hard Lock, 9% declining prepayment penalties and 2- 35 year amortizations and 1 - 19 year amortization
			Coupon	2.23%-3.60% (2.83%)
			Spread to benchmark	N+35-45 (42)
			Offered Quotes variance to Mark	-0.53%-2.13% (1.13%)

(Unaudited)	35

Financial Asset	Fair Value at November 30, 2012	Valuation Techniques	Unobservable Inputs	Ranges
Ginnie Mae Multifamily - Construction Loans	$2,365,450	Matrix Pricing	Remaining Average Life	8 years
			Structure	14 mos. Construction/40 yr amort/1yr hard lock with 9% declining prepayment period
			Coupon	2.65%
			Spread to benchmark	n+70
			Offered Quotes variance to Mark	0.23%
FHA Project Loans	$15,839,084	Matrix Pricing	Remaining Average Life	3.1-11.4 years (6.5)
			Structure	4 are out of lock out with higher coupons and greater likelihood to prepay, 3 remain in lock out for 9-12 years
			Coupon	6.00%-7.43% (6.64%)
			Spread to benchmark	N+265-504 (397)
			Offered Quotes variance to Mark	0.37-2.00% (0.84%)

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

36	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Unaudited)	37

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2012 were as follows:

	Shares	Amount
CRA Shares
Shares sold	10,362,786	$116,761,194
Shares reinvested	444,227	5,003,236
Shares redeemed	(702,120)	(7,903,328)
Net Increase	10,104,893	$113,861,102
Institutional Shares
Shares sold(a)	5,093,706	$57,237,698
Shares reinvested	156,246	1,758,260
Shares redeemed	(2,223,269)	(25,031,935)
Net Increase	3,026,683	$33,964,023
Retail Shares
Shares sold	695,714	$7,817,200
Shares reinvested	34,160	384,174
Shares redeemed	(380,597)	(4,275,438)
Net Increase	349,277	$3,925,936

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

38	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Transactions in shares of the Fund for the fiscal year ended May 31, 2012 were as follows:

	Shares	Amount
CRA Shares
Shares sold	17,313,188	$192,623,945
Shares reinvested	1,232,784	13,670,619
Shares redeemed	(4,208,966)	(46,408,635)
Net Increase	14,337,006	$159,885,929
Institutional Shares
Shares sold	6,119,596	$67,786,426
Shares reinvested	359,432	3,983,033
Shares redeemed	(1,255,187)	(13,920,127)
Net Increase	5,223,841	$57,849,332
Retail Shares
Shares sold	1,745,737	$19,352,887
Shares reinvested	80,167	887,407
Shares redeemed	(1,417,851)	(15,738,538)
Net Increase	408,053	$4,501,756

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2012, were as follows:

Purchases(a):
U.S. Government	$256,522,982
Other	60,662,904
Sales and Maturities:
U.S. Government	$178,542,334
Other	26,183,244

(a)	Includes in-kind transactions (See Note 7).

At November 30, 2012, the cost of securities for income tax purposes and the gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Cost of investments	$1,463,293,274
Gross unrealized appreciation	57,285,228
Gross unrealized depreciation	(1,306,069)
Net appreciation on investments	$55,979,159

(Unaudited)	39

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-month period ended November 30, 2012, the Advisor was entitled to receive advisory fees of $2,155,351.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2012, the Advisor was entitled to receive fees of $1,223,160 pursuant to the Special Administrative Services Agreement.

The Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2012, the Fund incurred distribution expenses of $1,528,944 and $45,062 with respect to CRA Shares and Retail Shares, respectively.

The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.10% under the services plan for personal liaison and administrative support services through May 31, 2013. For the six-month period ended November 30, 2012, the Fund incurred expenses under the services plan of $18,024.

40	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2013 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2012.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2012, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$2,032,210	$(2,032,210)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2012	Fiscal Year Ended May 31, 2011
Distributions declared from:
Ordinary income	$33,933,801	$33,454,338
Long-term capital gain	6,720,668	—
Total Distributions	$40,654,469	$33,454,338

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

(Unaudited)	41

As of May 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,804,733
Undistributed long-term capital gain	3,164,929
Other temporary differences	(1,568,540)
Unrealized Appreciation, net	56,511,657
Distributable earnings, net	$59,912,779

Under the recently enacted Regulated Investment Company Modernization Act of 2010, funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2012, the Fund did not have any capital loss carryforwards outstanding.

Note 6 – CONCENTRATION/RISK

The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – IN-KIND TRANSFER OF SECURITIES

During the six-month period ended November 30, 2012, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Institutional Shares Issued	Value
November 27, 2012	96,097	$1,084,938

42	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Note 8 – RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11, a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments in this update require an entity to disclose information about offsetting of assets and liabilities and facilitate comparison between U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

(Unaudited)	43

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK.

Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Auditors:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the
Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.crafund.com

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of the report includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes,
President/Principal Executive Officer
Date: February 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: February 6, 2013

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: February 6, 2013